Related Party Transactions (Tables)	12 Months Ended
Sep. 30, 2024
Related Party Transactions
Schedule of related party transactions Management compensation
	September 30, 2024	September 30, 2023
Salaries, bonus and other benefits	1,185	764
Share based compensation	969	1,089
	2,154	1,853

Schedule of accrued interest
	September 30, 2024	September 30, 2023
Promissory Note (note 11(b))	519	1,026